Expense Example - FidelityFlexConservativeIncomeMunicipalBondFund-PRO - FidelityFlexConservativeIncomeMunicipalBondFund-PRO - Fidelity Flex Conservative Income Municipal Bond Fund	Mar. 01, 2025 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none